INVESTMENTS IN NON-MARKETABLE EQUITY SECURITIES (Narrative) (Details) - USD ($)			9 Months Ended	12 Months Ended
	Dec. 09, 2014	Jun. 09, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 24, 2016	Dec. 31, 2014
Schedule of Cost-method Investments [Line Items]
Common shares, price per share					$ 0.17
Investments in non-marketable equity securities					$ 205,275		$ 593,750
Loss on investment in non-marketable equity securities					388,475
Notes payable					775,000
Loss on non-marketable equity securities				$ 15,125	$ 388,475
WeedMD RX Inc. (''WMD'') [Member]
Schedule of Cost-method Investments [Line Items]
Common shares received in exchange for future consulting services and use of our intellectual property		1,187,500
Warrants received in exchange for future consulting services and use of our intellectual property		3,000,000
Equity Method Investments, Percentage		4.29%
Common shares, price per share					$ 0.50
Investments in non-marketable equity securities						$ 15,125
Warrants expired	3,000,000
Sale of common stock			1,100,000	1,100,000
Notes payable					$ 175,000
Shares of investment owned						87,500
Loss on non-marketable equity securities				$ 15,125
CAD [Member]
Schedule of Cost-method Investments [Line Items]
Warrants, price per warrant				$ 0.50